Deposits to institutional cooperators, net - Movement of the provision (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deposits to institutional cooperators, net
Balance at beginning of the year	¥ 2,026,696	$ 293,843	¥ 10,318,117
Reversal of provision for deposits to institutional cooperators	1,295,879	187,885	(8,291,421)	¥ 10,318,117
Balance at end of the year	¥ 3,322,575	$ 481,728	¥ 2,026,696	¥ 10,318,117